Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2023	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,205,030	198,462	—	—	1,403,492	198,462	—	—
Trade accounts and other receivables from unrelated parties	3,389,314	—	—	81,899	3,471,213	—	—	—
Accounts receivable from related parties	165,299	—	—	—	165,299	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,990	1,990	—	1,990	—
Derivatives - not designated as hedging instruments	—	20,295	—	—	20,295	—	20,295	—
Equity investments	—	82,072	71,110	—	153,182	48,888	72,292	32,002
Debt securities	—	80,145	341,074	—	421,219	421,219	—	—
Other financial assets(1)	146,748	—	—	112,322	259,070	—	—	—
Other current and non-current assets	146,748	182,512	412,184	114,312	855,756	—	—	—
Financial assets	4,906,391	380,974	412,184	196,211	5,895,760	—	—	—

Accounts payable to unrelated parties	762,068	—	—	—	762,068	—	—	—
Accounts payable to related parties	123,081	—	—	—	123,081	—	—	—
Short-term debt	456,904	—	—	—	456,904	—	—	—
Long-term debt	7,447,562	—	—	—	7,447,562	5,972,767	767,328	—
Lease liabilities	—	—	—	4,145,946	4,145,946	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,315	4,315	—	4,315	—
Derivatives - not designated as hedging instruments	—	4,890	—	—	4,890	—	4,890	—
Variable payments outstanding for acquisitions	—	35,751	—	—	35,751	—	—	35,751
Put option liabilities	—	—	—	1,372,008	1,372,008	—	—	1,372,008
Other financial liabilities(2)	974,252	—	—	—	974,252	—	—	—
Other current and non-current liabilities	974,252	40,641	—	1,376,323	2,391,216	—	—	—
Financial liabilities	9,763,867	40,641	—	5,522,269	15,326,777	—	—	—

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2022	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,118,503	155,284	—	—	1,273,787	155,284	—	—
Trade accounts and other receivables from unrelated parties	3,489,680	—	—	84,590	3,574,270	—	—	—
Accounts receivable from related parties	140,072	—	—	—	140,072	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	9,151	9,151	—	9,151	—
Derivatives - not designated as hedging instruments	—	10,627	—	—	10,627	—	10,627	—
Equity investments	—	80,201	69,792	—	149,993	36,227	70,973	42,793
Debt securities	—	106,215	338,589	—	444,804	444,804	—	—
Other financial assets(1)	121,095	—	—	128,015	249,110	—	—	—
Other current and non-current assets	121,095	197,043	408,381	137,166	863,685	—	—	—
Financial assets	4,869,350	352,327	408,381	221,756	5,851,814	—	—	—

Accounts payable to unrelated parties	813,255	—	—	—	813,255	—	—	—
Accounts payable to related parties	138,329	—	—	—	138,329	—	—	—
Short-term debt	648,767	—	—	—	648,767	—	—	—
Long-term debt	7,864,796	—	—	—	7,864,796	6,366,775	474,930	—
Lease liabilities	—	—	—	4,678,763	4,678,763	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	568	568	—	568	—
Derivatives - not designated as hedging instruments	—	7,422	—	—	7,422	—	7,422	—
Variable payments outstanding for acquisitions	—	37,846	—	—	37,846	—	—	37,846
Put option liabilities	—	—	—	1,468,517	1,468,517	—	—	1,468,517
Other financial liabilities(2)	1,107,827	—	—	—	1,107,827	—	—	—
Other current and non-current liabilities	1,107,827	45,268	—	1,469,085	2,622,180	—	—	—
Financial liabilities	10,572,974	45,268	—	6,147,848	16,766,090	—	—	—
(1)	As of December 31, 2023, other financial assets primarily include lease receivables, deposits, guarantees, securities, receivables from sale of investments, vendor and supplier rebates as well as notes receivable. As of December 31, 2022, other financial assets primarily include lease receivables, deposits, guarantees, securities, vendor and supplier rebates as well as notes receivable.
(2)	As of December 31, 2023 and 2022, other financial liabilities primarily include receivable credit balances and goods and services received.

Schedule of equity investment at FVOCI

Equity investments measured at FVOCI
in € THOUS
	2023	2022

Non-listed equity investments	71,110	69,792
Equity investments FVOCI	71,110	69,792

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS
	2023			2022			2021
		Variable			Variable			Variable
		payments			payments			payments
	Equity	outstanding for	Put option	Equity	outstanding for	Put option	Equity	outstanding for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	42,793	37,846	1,468,517	50,679	47,690	992,423	188,518	66,359	882,422
Transfer to level 1	—	—	—	—	—	—	(158,551)	—	—
Increase	4,833	5,232	31,050	2,804	46	646,271	21,137	9,488	112,194
Decrease	—	(3,603)	(42,490)	—	(6,499)	(7,026)	—	(22,499)	(18,495)
Gain / loss recognized in profit or loss(1)	(14,340)	(3,366)	—	(13,968)	(3,904)	—	(12,975)	(6,716)	—
Gain / loss recognized in equity	—	—	(28,034)	—	—	(180,431)	—	—	(54,019)
Foreign currency translation and other changes	(1,284)	(358)	(57,035)	3,278	513	17,280	12,550	1,058	70,321
Ending balance at December 31,	32,002	35,751	1,372,008	42,793	37,846	1,468,517	50,679	47,690	992,423
(1)	Includes realized and unrealized gains / losses.

Schedule of average hedging rate and the nominal amount of the foreign exchange forward contracts

The following table shows the average hedging rate and the nominal amount of the foreign exchange forward contracts for the currencies with highest hedging volume at December 31, 2023:

Significant currency pairs
in € THOUS
	Nominal	Average
	amount	hedging rate

EUR/USD	1,034,601	1.1044
EUR/AUD	225,592	1.6324
EUR/CNY	181,731	7.7955

Schedule of derivative financial instruments valuation

Derivative financial instruments valuation
in € THOUS
	2023		2022
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	1,990	(4,315)	9,151	(568)

Non-current
Foreign exchange contracts	—	—	—	—
Derivatives in cash flow hedging relationships	1,990	(4,315)	9,151	(568)

Current
Foreign exchange contracts	16,603	(4,890)	10,627	(6,541)

Non-current
Foreign exchange contracts	3,692	—	—	(881)
Derivatives not designated as hedging instruments	20,295	(4,890)	10,627	(7,422)

Schedule of effect of derivatives in cash flow hedging relationships on the consolidated financial statements

The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € THOUS
	Fair value gain	Fair value gain
	(loss) recognized in	(loss) recognized in		Amount	Amount
	AOCI on hedging	AOCI on hedging	Location of	reclassified	reclassified
	instrument (hedge	instrument (cost of	reclassified	from hedge	from cost of
	reserve)	hedging)	amounts from AOCI	reserve	hedging
For the year ended December 31, 2023

Foreign exchange contracts	2,787	(3,547)	Interest income/expense	1,319	—
			thereof:
			Revenue	(500)	838
			Costs of revenue	(7,912)	1,538
			Inventories	—	—
Total	2,787	(3,547)		(7,093)	2,376

For the year ended December 31, 2022
Foreign exchange contracts	12,036	(3,379)	Interest income/expense	1,355	—
			thereof:
			Revenue	2,698	40
			Costs of revenue	(2,088)	2,157
			Inventories	(418)	12
Total	12,036	(3,379)		1,547	2,209

Schedule of effect of derivatives not designated as hedging instruments on consolidated financial statements

The effect of derivatives not designated as hedging instruments on the consolidated financial statements in € THOUS
		Amount of (gain) loss recognized in
		income on derivatives
	Location of (gain) loss recognized in	for the year ended, December 31
	income on derivatives	2023	2022

Foreign exchange contracts	Selling, general and administrative expenses	(57,083)	8,914
Foreign exchange contracts	Interest income/expense	14,748	12,997
Derivatives not designated as hedging instruments		(42,335)	21,911

Schedule of non-discounted payments agreed by contract

Payments agreed by contracts
in € THOUS
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2023
Non-Derivatives
Accounts payable to unrelated parties	762,068	427	—	—
Accounts payable to related parties	123,081	—	—	—
Other current financial liabilities	973,824	—	—	—
Short-term debt (1)	456,904	—	—	—
Bonds	514,786	2,632,933	930,793	3,440,274
Accounts receivable facility (2)	23,411	—	—	—
Other long-term debt	65,910	445,622	35,786	201,263
Lease liabilities (1)	751,688	1,414,781	1,081,025	1,507,220
Variable payments outstanding for acquisitions	11,085	20,630	—	4,410
Put option liabilities	681,442	481,365	285,584	117,787
Letters of credit	25,640	—	—	—
	4,389,839	4,995,758	2,333,188	5,270,954

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(284,439)	—	—	—
Outflow	288,111	—	—	—
	3,672	—	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(324,009)	—	—	—
Outflow	330,513	—	—	—
	6,504	—	—	—

Total	4,400,015	4,995,758	2,333,188	5,270,954

2022
Non-Derivatives
Accounts payable to unrelated parties	813,255	426	—	—
Accounts payable to related parties	138,329	—	—	—
Other current financial liabilities	1,107,401	—	—	—
Short-term debt (1)	648,767	—	—	—
Bonds	806,805	1,167,570	2,882,965	3,557,066
Accounts receivable facility (2)	4,190	96,351	—	—
Other long-term debt	44,783	87,082	47,705	202,568
Lease liabilities (1)	815,613	1,479,359	1,164,048	1,922,861
Variable payments outstanding for acquisitions	4,794	30,140	—	6,149
Put option liabilities	667,371	692,707	110,942	54,200
Letters of credit	11,750	—	—	—
	5,063,058	3,553,635	4,205,660	5,742,844

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(10,573)	—	—	—
Outflow	11,136	—	—	—
	563	—	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(359,346)	(36,590)	—	—
Outflow	369,229	34,836	—	—
	9,883	(1,754)	—	—

Total	5,073,504	3,551,881	4,205,660	5,742,844
(1)	Includes amounts from related parties.